Payments, by Category - 12 months ended Dec. 31, 2024	USD ($)
Payments:
Taxes	$ 14,801,049	[1]
Comm. Social Resp.	47,243,047	[2]
Total Payments	$ 62,044,096

[1]	Payments include United States federal income taxes and black lung excise taxes.
[2]	Payments include United States federal employer related payroll taxes, reclamation fees, and pension benefit guarantee corporation fees.